Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Rental expense under operating leases	$ 226,537	$ 235,418	$ 226,069